UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 1980 Post Oak Boulevard
         Suite 2280
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam J. Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     November 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $33,103 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANALOG DEVICES INC             COM              032654105      688    22000 SH       SOLE                    22000
ANIXTER INTL INC               COM              035290105      439     9250 SH       SOLE                     9250
BOEING CO                      COM              097023105      381     6300 SH       SOLE                     6300
CENTERPOINT ENERGY INC         COM              15189T107      357    18200 SH       SOLE                    18200
DELTA AIR LINES INC DEL        COM NEW          247361702      773   103000 SH       SOLE                   103000
FORD MTR CO DEL                COM PAR $0.01    345370860      899    93000 SH       SOLE                    93000
HARLEY DAVIDSON INC            COM              412822108     1711    49833 SH       SOLE                    49833
INTERNATIONAL RECTIFIER CORP   COM              460254105     1320    70900 SH       SOLE                    70900
KAYDON CORP                    COM              486587108     1215    42369 SH       SOLE                    42369
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107      537    77686 SH       SOLE                    77686
PARKER HANNIFIN CORP           COM              701094104      486     7700 SH       SOLE                     7700
PAYCHEX INC                    COM              704326107      287    10880 SH       SOLE                    10880
PG&E CORP                      COM              69331C108      453    10720 SH       SOLE                    10720
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     4724    90000 SH  PUT  SOLE                    90000
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     7927   355400 SH  CALL SOLE                   355400
RYDER SYS INC                  COM              783549108      573    15287 SH       SOLE                    15287
SAFEWAY INC                    COM NEW          786514208     1079    64890 SH       SOLE                    64890
SAKS INC                       COM              79377W108      732    83619 SH       SOLE                    83619
SCHWAB CHARLES CORP NEW        COM              808513105      169    15000 SH       SOLE                    15000
SPDR GOLD TRUST                GOLD SHS         78463V107     5295    33500 SH       SOLE                    33500
TECO ENERGY INC                COM              872375100      344    20100 SH       SOLE                    20100
TIFFANY & CO NEW               COM              886547108     2714    44626 SH       SOLE                    44626